Share-Based Compensation and Pensions	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Share-Based Compensation and Pensions	19. SHARE-BASED COMPENSATION AND PENSIONS
Share-based compensation
The 2016 and 2006 Equity Incentive Plans are our primary share-based compensation plans. We also maintain other share-based compensation plans as discussed below. The table below provides a summary of the compensation costs for all of our share-based compensation plans for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018
Share-based compensation plans:
Restricted shares and restricted share units	$8,286	$6,564	$7,641
Performance share units	12,678	23,582	1,968
Cash-settled stock appreciation rights	215	2,575	(3,316)
Joint share ownership plan expense	4,296	—	—
Other share-based compensation plans:
Northshore/Atrium incentive plan	971	3,652	2,792
StarStone incentive plan	(223)	223	—
Deferred compensation and ordinary share plan for non-employee directors	1,183	992	1,155
Employee share purchase plan	339	411	430
Total share-based compensation	$27,745	$37,999	$10,670
The associated tax benefit recorded to income tax expense in the Consolidated statement of operations was $2.7 million, $2.9 million and $1.9 million for the years ended December 31, 2020, 2019 and 2018, respectively.
Restricted Shares and Restricted Share Units
Restricted shares and restricted share units are service awards that typically vest over three years. These awards are share-settled and are recorded in additional paid-in capital on the consolidated balance sheets. The fair value of these awards is measured at the grant date and expensed over the service period. The following table summarizes the activity related to restricted shares and restricted share awards during 2020:

	Number of Shares	Weighted-Average Share Price
Nonvested — January 1	64,572	$180.49
Granted	70,012	152.28
Vested	(38,961)	174.93
Forfeited	(373)	177.73
Nonvested — December 31	95,250	161.60
The unrecognized compensation cost related to our unvested restricted share and restricted share unit awards as of December 31, 2020 was $7.9 million. This cost is recognizable over the next 2.07 years, which is the weighted average contractual life.
Performance Share Units ("PSUs")
PSUs are share-settled and vest following the end of the three-year performance period. The number of shares to vest will be determined by a performance adjustment based on either (i) the change in fully diluted book value per share ("FDBVPS") over three years, or (ii) average annual non-GAAP operating income return on equity, excluding StarStone.
Performance Share Units based on FDBVPS
The following table summarizes the awards granted, the vested and unvested PSU awards at December 31, 2020, and the performance criteria and associated performance multipliers at various levels of achievement.

Grant Year	Inception-to-date Activity Roll-forward					Performance Criteria: Change in FDBVPS (3 year)				Performance Multiplier Levels Per Award Agreements
	PSUs Granted at Target	Forfeited	Estimated Change in Multiplier	Vested	Unvested at December 31, 2020	Threshold	Target	Target +	Maximum	Threshold	Target	Target +	Maximum
2017	36,321	(12,267)	9,527	(33,581)	—	20.00%	30.00%	N/A	40.00%	50.00%	100.00%	N/A	150.00%
2017	91,875	—	18,100	(109,975)	—	30.30%	35.65%	N/A	41.00%	50.00%	100.00%	N/A	150.00%
2018	39,682	(12,545)	10,218	(6,700)	30,655	25.00%	32.50%	N/A	40.00%	50.00%	100.00%	N/A	150.00%
2019	18,308	(1,758)	7,835	(881)	23,504	20.00%	30.00%	N/A	40.00%	60.00%	100.00%	N/A	150.00%
2020	22,591	(2,151)	—	(701)	19,739	25.00%	32.50%	N/A	40.00%	60.00%	100.00%	N/A	150.00%
2020	52,948	—	—	—	52,948	33.10%	36.80%	44.30%	52.10%	50.00%	100.00%	150.00%	200.00%
	261,725	(28,721)	45,680	(151,838)	126,846

For each type of PSU based on FDBVPS, a change in the FDBVPS Performance Criteria at each of Threshold, Target and Maximum will result in the application of the respective Threshold, Target and Maximum Performance Multiplier and a settlement of awards at that level. In addition, for the 2020 FDBVPS Type II award, a change in the FDBVPS Performance Criteria at "Target +" will result in the application of the "Target +" Performance Multiplier. Straight-line interpolation applies within these ranges, and no settlement occurs if the increase in FDBVPS is less than the Threshold.
Performance Share Units based on Average Annual Non-GAAP Operating Income Return on Equity ("Operating ROE")
The following table summarizes the awards granted, the vested and unvested units at December 31, 2020, and the performance criteria and associated performance multipliers at various levels of achievement.

Grant Year	Inception-to-date Activity Roll-forward					Performance Criteria: Average Annual Operating ROE			Performance Multiplier Levels Per Award Agreements
	PSUs Granted at Target	Forfeited	Estimated Change in Multiplier	Vested	Unvested at December 31, 2020	Threshold	Target	Maximum	Threshold	Target	Maximum
2019	18,308	(1,756)	7,811	(930)	23,433	9.60%	12.00%	14.40%	60.00%	100.00%	150.00%
2020	22,560	(2,151)	—	(701)	19,708	9.60%	12.00%	14.40%	60.00%	100.00%	150.00%
	40,868	(3,907)	7,811	(1,631)	43,141

Annual Operating ROE is calculated based upon the non-GAAP operating income return on opening shareholder's equity, excluding StarStone. Average Annual Operating ROE is the sum of the three individual year annual operating ROE %'s divided by three. An Average Annual Operating ROE of Target to Maximum or more results in a settlement of 100% to a maximum of 150% of the units granted, respectively. An Average Annual Operating ROE of Threshold to Target results in a settlement of 60% to 100%. Straight-line interpolation applies within these ranges and no settlement occurs if the Average Annual Operating ROE is less than the Threshold.
Performance Multipliers
For expense purposes we assume a Target vesting at the initial time of award. At the end of each reporting period, we estimate the expected performance multiplier, as shown in the table below:

Award Description	2020		2019	2018
2017 FDBVPS Type I (30.00% Target Change)	139%	(1)	139%	50%
2017 FDBVPS Type II (35.65% Target Change)	120%	(1)	120%	50%
2018 FDBVPS	150%	(1)	100%	50%
2019 FDBVPS	150%		100%	N/A
2019 Average Operating ROE	150%		100%	N/A
2020 FDBVPS Type I (32.50% Target Change)	100%		N/A	N/A
2020 Average Operating ROE	100%		N/A	N/A
2020 FDBVPS Type II (36.80% Target Change)	100%		N/A	N/A
(1) Multipliers for the 2017 and 2018 awards are the final achieved terms.
The unrecognized compensation cost related to our unvested PSU share awards as of December 31, 2020 was $14.4 million. This cost is recognizable over the next 1.9 years, which is the weighted average contractual life.
Roll-forward of Performance Share Units
The following table summarizes the activity related to PSUs during 2020:

	Number of Shares	Weighted-Average Share Price
Nonvested — January 1	206,949	$185.61
Granted	98,099	167.94
Change in performance multiplier	25,850	179.71
Vested	(153,469)	187.24
Forfeited	(7,442)	146.76
Nonvested — December 31	169,987	174.10
Cash-Settled Stock Appreciation Rights
Cash-settled stock appreciation right awards ("SARs") give the holder the right, upon exercise, to receive in cash the difference between the market price per share of our ordinary shares at the time of exercise and the exercise price of the SARs. The exercise price of each SAR is equal to the market price of our ordinary shares on the date of the grant. Vested SARs are exercisable for periods not to exceed either 4 years or 10 years from the date of grant. We have not granted any new SARs since 2015.
The following table summarizes the activity related to SARs during 2020:

	Number of SARs	Weighted-Average Exercise Price of SARs	Weighted-Average Expected Term (in years)	Aggregate Intrinsic Value(1)
Balance, beginning of year	89,227	$143.33
Exercised	(12,793)	136.94
Balance, end of year	76,434	144.40	1.90	$4,623
(1) The aggregate intrinsic value is calculated as the pre-tax difference between the exercise price of the underlying share awards and the closing price per share of our ordinary shares of $204.89 on December 31, 2020.
Compensation expense for SARs is based on the estimated fair value on the date of grant using the Black-Scholes valuation model, which requires the use of subjective assumptions related to the expected stock price volatility, expected term, expected dividend yield and risk-free interest rate. SARs are liability-classified awards for which compensation expense and the liability are re-measured using the then-current Black Scholes assumptions at each interim reporting date based upon the portion of the requisite service period rendered. There was no unrecognized compensation cost related to our SARs as of December 31, 2020.
The following table sets forth the assumptions used to estimate the fair value of the SARs using the Black-Scholes option valuation model as of December 31, 2020, 2019 and 2018:

	2020	2019	2018
Weighted-average fair value per SAR	$78.47	$76.03	$45.85
Weighted-average volatility	49.43%	19.75%	18.94%
Weighted-average risk-free interest rate	0.15%	1.64%	2.72%
Dividend yield	0.00%	0.00%	0.00%
Joint Share Ownership Plan
Under the JSOP, we have the ability to make equity awards to our U.K.-based staff through which a recipient acquires jointly held interests in a set number of our Voting Ordinary Shares together with the independent trustee of the EB Trust at fair market value, pursuant to the terms of a joint ownership agreement. Voting rights in respect of shares held in the EB Trust are contractually waived. Shares held in the EB Trust are classified as treasury shares.
On January 21, 2020, a JSOP award comprising 565,630 underlying Voting Ordinary Shares was made to our Chief Executive Officer which cliff-vests after 3 years. The value of the award at vesting, if any, is determined based on the price of our Voting Ordinary Shares appreciating above a certain threshold between the date of grant and the vesting date. If the higher of the closing price per Share on January 20, 2023 and the 10-day volume weighted average price per Share for the ten consecutive trading days ending on January 20, 2023 (each, the "Market Price") is $266.00 or greater (the "Hurdle"), the award will have a value equal to the Market Price, less $205.89, multiplied by 565,630. If the Market Price is less than $266.00 on such date, the award will have no value. In addition, 20% of the award is subject to a performance condition based on growth in fully diluted book value per share between January 1, 2020 and December 31, 2022.
The accounting for stock-settled JSOP awards is similar to options, whereby the grant date fair value of $13.6 million is expensed over the life of the award. To determine the grant date fair value of $24.13 per share, we utilized a Monte-Carlo valuation model with the following assumptions:

2020
Weighted-average volatility	18.66%
Weighted-average risk-free interest rate	1.55%
Dividend yield	0.00%
The unrecognized compensation cost related to our unvested JSOP share awards as of December 31, 2020 was $9.4 million. This cost is recognizable over the next 2.1 years, which is the weighted average contractual life.
Other share-based compensation plans
Northshore and Atrium Incentive Plans
Our subsidiary, Northshore, had long-term incentive plans that award time-based restricted shares of Northshore to certain Atrium employees. Shares generally vested over two to three years. These share awards have been classified as liability awards. There is no unrecognized compensation as we de-consolidated Northshore on January 1, 2021 as discussed in Note 5 - "Divestitures, Held-for-Sale Businesses and Discontinued Operations."
StarStone Incentive Plan
Our subsidiary, StarStone, had long-term incentive plans that were cash-settled plans for StarStone employees. The awards were based on StarStone's performance over two to three years. These share awards were classified as liability awards. The plan was terminated and awards settled during 2020. There is no unrecognized compensation cost.
Deferred Compensation and Ordinary Share Plan for Non-Employee Directors
The number of units credited to the accounts of non-employee directors for the years ended December 31, 2020, 2019 and 2018 under the Enstar Group Limited Deferred Compensation and Ordinary Share Plan for Non-Employee Directors (the "Deferred Compensation Plan") were 7,204, 5,976 and 5,691, respectively.
Employee Share Purchase Plan
We provide an Employee Share Purchase Plan whereby eligible employees may purchase Enstar shares at a 15% discount to market price, in an amount of share value limited to the lower of $21,250 or 15% of the employee's base salary. The 15% discount is expensed as compensation cost. The number of shares issued to employees under the Employee Share Purchase Plan for the years ended December 31, 2020, 2019 and 2018 were 16,914, 15,269 and 14,183, respectively.
Pension Plans
We provide retirement benefits to eligible employees through various plans that we sponsor. Pension expense can be affected by changes in our employee headcount. The table below summarizes the expense related to our Defined Contribution Plans and our Defined Benefit Plan for the years ended December 31, 2020, 2019 and 2018.

	2020	2019	2018
Defined contribution plans	$11,791	$11,798	$11,434
Defined benefit plan	2,975	684	2,243
Total pension expense	$14,766	$12,482	$13,677
The increase in the 2020 defined benefit plan pension expense was driven by annuity purchases for partial risk transfer of certain plan liabilities. During 2020, an actuarial review was performed on the defined benefit plan, which determined that the plan’s unfunded liability, as of December 31, 2020 and 2019 was $6.9 million and $8.9 million, respectively. As of December 31, 2020 and 2019, we had an accrued liability of $6.9 million and $8.9 million, respectively, for this plan.